                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------

              TAX-EXEMPT MUNICIPAL BONDS (147.0%)
              General Obligation  (18.9%)
     $2,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                            0.00%   06/30/11           $1,631,000
      1,065   Florida, Department of Transportation, Ser 2002 A (MBIA)                  5.00    07/01/25            1,118,772
      2,000   Hawaii, Ser 2001 (FGIC)                                                  5.375    08/01/18            2,159,660
      1,500   Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)                5.00    01/01/24            1,572,615
              Illinois,
      1,400      Ser 2000 (MBIA)                                                        5.75    12/01/17            1,525,678
      1,300      Ser 2000 (MBIA)                                                        5.75    12/01/18            1,416,701
      1,000   Bristol Borough School District, Pennsylvania, Ser 2005 (FSA)             5.25    03/01/31            1,071,090
      1,000   South Carolina State Public Service Authority, Santee Cooper 2006         5.00    01/01/36            1,044,080
      -----     Ser A (MBIA) (WI)                                                                                   ---------
     11,265                                                                                                        11,539,596
     ------                                                                                                        ----------

              Educational Facilities Revenue  (0.9%)
        495   New Hampshire Health & Education Facilities Authority, University
        ---     of New Hampshire Ser 2001 (Ambac)                                      5.125    07/01/33              518,379
                                                                                                                      -------

              Electric Revenue  (10.8%)
      1,400   Alaska Industrial Development & Export Authority, Snettisham              5.00    01/01/27            1,420,958
                Hydroelectric 1st Ser (AMT) (Ambac)
      1,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)                 5.00    09/01/34            1,038,700
      1,000   South Carolina Public Service Authority, 1997 Refg Ser A (MBIA)           5.00    01/01/29            1,028,260
      1,000   Lower Colorado River Authority, Texas, Refg 1997 Ser A (FGIC)             5.00    05/15/25            1,043,940
      1,000   Grant County Public Utility District #2, Washington, Wanapum              5.00    01/01/34            1,032,270
                Hydroelectric 2005 Ser A (FGIC)
      1,000   Wisconsin Public Power Inc, Power Supply Ser 2005 A  (Ambac)              5.00    07/01/37            1,035,280
      -----                                                                                                         ---------
      6,400                                                                                                         6,599,408
      -----                                                                                                         ---------

              Hospital Revenue  (11.9%)
      1,000   Illinois Finance Authority, Swedish American Hospital Ser 2004 (Ambac)    5.00    11/15/31            1,027,850
      1,000   Minneapolis Health Care Systems, Minnesota, Fairview 2005 Ser D (Ambac)   5.00    11/15/30            1,038,370
      2,000   University of Missouri, Health Ser 1996 A (Ambac)                         5.50    11/01/16            2,071,060
      2,000   New York State Dormitory Authority, Memorial Sloan Kettering 2003 Ser I   5.00    07/01/24            2,088,680
                (MBIA)
      1,000   University of North Carolina, Hospitals at Chapel Hill Ser 1999 (Ambac)   5.00    02/15/24            1,045,970
      -----                                                                                                         ---------
      7,000                                                                                                         7,271,930
      -----                                                                                                         ---------

              Mortgage Revenue - Multi-Family  (4.2%)
      2,520   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)              6.10    11/01/15            2,587,007
      -----                                                                                                         ---------

              Mortgage Revenue - Single Family  (1.7%)
      1,040   New Jersey Housing Mortgage Finance Authority, Home Buyer                5.875    10/01/31            1,044,191
      -----     Ser 2000 CC (AMT) (MBIA)                                                                            ---------

              Public Facilities Revenue  (10.6%)
      3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)               5.00    07/01/26            3,102,120
      1,500   Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)                 5.25    10/01/19            1,595,670
      1,000   Miami-Dade County, Florida, Ser 2005 A (MBIA)                             0.00 #  10/01/30              698,590
      1,000   Baltimore Convention Center, Maryland, 2006 Ser A (XLCA) (WI)             5.25    09/01/39            1,069,950
      -----                                                                                                         ---------
      6,500                                                                                                         6,466,330
      -----                                                                                                         ---------

              Recreational Facilities Revenue  (5.8%)
      1,250   College Park Business & Industrial Development Authority, Georgia,        5.75    09/01/26            1,389,875
                Civic Center Ser 2000 (Ambac)
      2,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                         5.25    12/01/32            2,114,800
      -----                                                                                                         ---------
      3,250                                                                                                         3,504,675
      -----                                                                                                         ---------

              Tax Allocation Revenue  (3.5%)
      1,000   Long Beach Bond Finance Authority, California, Downtown North            5.375    08/01/18            1,092,670
              Long Beach Poly High and West Beach 2002 Ser A (Ambac)
      1,000   San Diego Redevelopment Agency, California, Centre City Ser 2004 A        5.00    09/01/23            1,044,290
      -----     (XLCA)                                                                                              ---------
      2,000                                                                                                         2,136,960
      -----                                                                                                         ---------

              Transportation Facilities Revenue  (36.7%)
      2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A         5.375    01/01/32            2,065,200
              (AMT) (Ambac)
      2,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)           5.50    01/01/15            2,242,980
      2,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A         5.00    01/01/37            2,030,520
                (MBIA)
      1,500   Wayne County, Michigan, Detroit Metropolitan Wayne County                 5.50    12/01/17            1,613,325
                Airport Refg Ser 2002 D (AMT) (FGIC)
      2,000   Nevada Department of Business & Industry, Las Vegas Monorail             5.375    01/01/40            2,089,640
                1st Tier Ser 2000 (Ambac)
      2,500   New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC)                       10.245++  11/01/17           2,721,650
              Metropolitan Transportation Authority, New York,
      1,000      State Service Contract Refg Ser 2002 A (MBIA)                          5.50    01/01/20            1,098,950
      2,000      State Service Contract Refg Ser 2002 B (MBIA)                          5.50    07/01/20            2,197,900
      1,000   Port Authority of New York & New Jersey, Cons 121 Ser (MBIA) # #         5.125    10/15/30            1,034,840
      2,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999            5.25    03/01/18            2,111,240
                (FGIC)
      2,000   Dallas-Forth Worth International Airport, Texas, Refg & Impr
              Ser 2001 A (AMT) (FGIC)                                                   5.50    11/01/31            2,092,460
      1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                  5.25    08/15/35            1,039,190
      -----                                                                                                        ----------
     21,000                                                                                                        22,337,895
     ------                                                                                                        ----------

              Water & Sewer Revenue  (29.7%)
      1,000   Los Angeles Department of Water & Power, California, Water 2004           5.00    07/01/25            1,047,880
                Ser C (MBIA)
      2,000   Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)                      5.75    09/01/25            2,183,800
      2,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                         5.25    10/01/22            2,139,880

      1,200   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)             5.25    07/01/17            1,271,520
      1,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999                  5.25    05/15/17            1,049,200
                (Ambac)
      2,000   Austin, Texas, Water & Wastewater Ser 2004 A (Ambac)                      5.00    11/15/27            2,081,380
      3,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)        5.25    05/15/23            3,225,990
      4,000   Norfolk, Virginia, Water Ser 1995 (MBIA)                                 5.875    11/01/20            4,087,640
      1,000   West Virginia Water Development Authority, Loan Program IV 2005           5.00    11/01/44            1,035,450
      -----     Ser A (FSA)                                                                                         ---------
     17,200                                                                                                        18,122,740
     ------                                                                                                        ----------

              Other Revenue  (3.4%)
      2,000   Golden State Tobacco Securitization Corporation, California,              5.00    06/01/38            2,063,860
      -----      Enhanced Asset Backed Ser 2005 A (FGIC)                                                            ---------

              Refunded (8.9%)
      2,000   Mesa Industrial Development Authority, Arizona, Discovery Health         5.875    01/01/10+           2,186,380
                 Ser 1999 A (MBIA)
      3,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)          5.50    10/01/32            3,241,890
      -----                                                                                                         ---------
      5,000                                                                                                         5,428,270
      -----                                                                                                         ---------

     85,670   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $84,917,281)                                                  89,621,241
     ------                                                                                                        ----------

              SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.1%)
        700   Indiana Health Facility Financing Authority, Clarian Health Ser 2000 B    3.09*   03/01/30              700,000
                (Demand 02/01/06)
        300   Missouri Health & Educational Facilities Authority, Cox Health            3.08*   06/01/15              300,000
                Ser 1997 (MBIA) (Demand 02/01/06)
      1,500   Philadelphia Hospitals & Higher Education Facilities Authority,           3.05*   07/01/22            1,500,000
      -----     Children's Hospital of Philadelphia Ser 2002 A (Demand 02/01/06)                                    ---------

      2,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,500,000)                                   2,500,000
      -----                                                                                                         ---------

     $88,170  TOTAL INVESTMENTS (Cost $87,417,281)(a) (b)                              151.1%                       92,121,241
     =======

              LIABILITIES IN EXCESS OF OTHER ASSETS                                     (1.8)                       (1,122,098)

              PREFERRED SHARES OF BENEFICIAL INTEREST                                  (49.3)                      (30,061,248)
                                                                                       -----                       -----------

              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             100.0%                      $60,937,895
                                                                                       =====                       ===========

-----------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
 ETM   Escrowed to maturity.
 WI    Security purchased on a when-issued basis.
  +    Prerefunded to call date shown.
 ++    Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligation has a total value of $2,721,650 which represents 4.5% of net assets applicable to common shareholders.
  #    Currently a zero coupon security, will convert to 5.00% on April 1, 2014.
 ##    Joint exemption in locations shown.
  *    Current coupon of variable rate demand obligation.
 (a)   Securities have been designated as collateral in an amount equal to
       $2,107,830 in connection with

       the purchase of a when-issued security.

 (b)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,734,327 and the aggregate gross unrealized depreciation is $30,367, resulting in net unrealized appreciation of
       $4,703,960.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.
XLCA   XL Capital Assurance Inc.

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments
Alaska                                                                     3.3%
Arizona                                                                    2.4
California                                                                 5.7
Florida                                                                    9.4
Georgia                                                                    3.8
Hawaii                                                                     3.7
Illinois                                                                  10.7
Indiana                                                                    0.8
Maryland                                                                   1.2
Massachusetts                                                              2.2
Michigan                                                                   1.8
Minnesota                                                                  1.1
Missouri                                                                   2.6
Nevada                                                                     2.3
New Hampshire                                                              3.5
New Jersey                                                                 2.3
New Mexico                                                                 1.1
New York                                                                  11.0
North Carolina                                                             1.1
Ohio                                                                       2.3
Pennsylvania                                                               5.1
Puerto Rico                                                                3.5
South Carolina                                                             2.2
Texas                                                                     10.3
Virginia                                                                   4.4
Washington                                                                 1.1
West Virginia                                                              1.1
Wisconsin                                                                  1.1
Joint exemptions*                                                         (1.1)
                                                                         -----
Total                                                                    100.0%
                                                                         =====
 -------------

* Joint exemptions have been included in each geographic location.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                        5